Intangible Assets and Goodwill - Summary of Goodwill Allocated to CGU (Detail) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Goodwill	[1]	$ 804.1	$ 1,046.4
GMF
Disclosure of information for cash-generating units [line items]
Goodwill		153.1	429.0
EL
Disclosure of information for cash-generating units [line items]
Goodwill		$ 651.0	$ 617.4

[1]	The notes are an integral part of these consolidated financial statements.